Equity-based Compensation - Schedule of RSU Activity (Detail) - RSUs - $ / shares	3 Months Ended	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2020
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of RSUs, Balance at beginning of period	4,629,812
Number of RSUs, Granted	59,283	4,690,167
Number of RSUs, Vested	0	0
Number of RSUs, Forfeited or cancelled	(13,351)	(14,423)
Number of RSUs, Balance at end of period	4,675,744	4,675,744
Balance at beginning of period, Weighted Average Grant Date Fair Value	$ 21.41
Granted, Weighted Average Grant Date Fair Value	22.29	$ 21.42
Vested, Weighted Average Grant Date Fair Value	0	0
Forfeited or cancelled, Weighted Average Grant Date Fair Value	23.00	23.00
Balance at end of period, Weighted Average Grant Date Fair Value	$ 21.42	$ 21.42